STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Plan’s share of net investment income in the Savings Plan Master Trust	$ 9,286
Contributions:
Employer contributions	1,093
Participant contributions	1,750
Rollover contributions	715
Interest on notes receivable from participants	37
Total additions	12,881
Deductions:
Distributions and withdrawals	(8,667)
Administrative expenses	(62)
Total deductions	(8,729)
Increase in net assets before transfers	4,152
Net transfers out of Plan	0
Increase in net assets	4,152
Net Assets Available for Benefits:
Beginning of Year	67,337
End of Year	$ 71,489